Document And Entity Information (USD $)	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Latitude Solutions, Inc.
Document Type	8-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	66,300,757
Entity Public Float	$ 13,483,369
Amendment Flag	false
Entity Central Index Key	0001477961
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 360,577	$ 668,664
Accounts receivable, net	234,508	44,850
Prepaid expenses	188,295	202,245
Total Current Assets	783,380	915,759
Equity investment		225,000
Prepaid licensing fee, net		86,667
Property and equipment, net	982,915	10,956,558
Intangible assets, net		182,140
Other assets	31,900	44,121
TOTAL ASSETS	1,798,195	12,410,245
CURRENT LIABILITIES
Accounts payable and accrued expenses	12,083,603	4,382,966
Current portion of long term debt	153,284	175,196
Convertible debt, net	3,691,261	66,261
Liability to issue stock (in Dollars)	330,396	451,646
Total Current Liabilities	16,258,545	5,076,069
Long-term debt, net of current portion		116,244
Total Liabilities	16,258,545	5,192,313
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 250,000,000 shares authorized, 66,300,757 and 59,836,052 shares issued and outstanding, respectively	66,301	59,836
Additional paid-in capital	44,488,396	34,192,134
Accumulated deficit	(59,002,630)	(27,021,621)
Accumulated other comprehensive loss	(12,417)	(12,417)
Total Stockholders' Equity	(14,460,350)	7,217,932
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,798,195	$ 12,410,245

Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	66,300,757	59,836,052
Common stock, shares outstanding	66,300,757	59,836,052

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
REVENUES	$ 439,027		$ 961,815
COST OF SALES	282,258		592,259
GROSS PROFIT	156,769		369,556
OPERATING EXPENSES
Consulting fees	1,184,424	13,026,697	3,413,205	13,668,090
General and administrative	569,138	770,618	2,401,386	1,244,587
Salaries expense	1,766,122	663,916	2,526,437	1,123,549
Research and development	8,274,953	104,930	8,362,247	134,342
Total Operating Expenses	11,794,637	14,566,161	16,703,275	16,170,568
LOSS FROM OPERATIONS	(11,637,868)	(14,566,161)	(16,333,719)	(16,170,568)
OTHER INCOME (EXPENSE)
Finance costs pursuant to debt issuance	(3,949,857)	(405,768)	(4,122,900)	(814,250)
Impairment loss	(11,310,374)		(11,310,374)
Gain on settlement of accrued expenses			26,273	150,000
Loss on sale of asset	(6,752)		(6,752)
Other income	2,254	913	8,158	936
Interest expense	(230,894)	(23,206)	(241,695)	(63,386)
Equity in losses of investee		(136,758)		(383,015)
Total Other Expense	(15,495,623)	(564,819)	(15,647,290)	(1,109,715)
LOSS BEFORE INCOME TAXES	(27,133,491)	(15,130,980)	(31,981,009)	(17,280,283)
INCOME TAXES	0	0	0	0
NET LOSS	$ (27,133,491)	$ (15,130,980)	$ (31,981,009)	$ (17,280,283)
NET LOSS PER SHARE - BASIC AND DILUTED (in Dollars per share)	$ (0.41)	$ (0.36)	$ (0.5)	$ (0.47)
WEIGHTED AVERAGE OUTSTANDING SHARES - BASIC AND DILUTED (in Shares)	66,195,921	42,018,643	63,578,983	36,454,956

Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net loss	$ (31,981,009)	$ (17,280,283)
Adjustments to reconcile net loss to net cash used by operating activities:
Gain on settlement of accrued expenses	(26,273)	(150,000)
Financing costs	4,364,594	814,250
Loss on sale of asset	6,752
Common stock issued or to be issued for services	1,336,741	9,044,306
Warrants issued for services	372,221	4,286,055
Depreciation and amortization expense	462,526	26,397
Impairment expense	11,043,750
Equity in losses of investee		383,015
Changes in operating assets and liabilities:
(Increase) in accounts receivable	(189,658)
Decrease (increase) in prepaid expenses	13,951	(20,000)
Decrease in other assets	12,221	121,937
(Decrease) in accounts payable and accrued expenses	7,700,637	(156,393)
Net Cash Used by Operating Activities	(6,883,546)	(2,780,716)
INVESTING ACTIVITIES
Capital contributions to investee		(7,471)
Purchase of plants and equipment	(1,270,580)	(1,132,262)
Proceeds from sale of investee	225,000
Proceeds from sale of equipment	6,752
Payments to investee		(405,783)
Net Cash Used by Investing Activities	(1,038,828)	(1,545,516)
FINANCING ACTIVITIES
Proceeds from short tern debt		100,000
Repayment of short term debt	(138,156)	(100,000)
Repayment of long term debt		(6,508)
Repayment of related party payable		(25,000)
Proceeds from convertible debt	3,635,000	691,000
Exercise of common stock warrants	2,500
Repayment of convertible debt		(116,000)
Sale of common stock and warrants, net	4,114,943	6,375,500
Net Cash Provided by Financing Activities	7,614,287	6,918,992
NET CHANGE IN CASH AND CASH EQUIVALENTS	(308,087)	2,592,760
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	668,664	216,200
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 360,577	$ 2,808,960

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business and Organization

Latitude Solutions, Inc. (FKA GMMT, INC) (“the Company”) is a Nevada Corporation incorporated on June 3, 1983.  The Company owns intellectual property which is incorporated in the manufacture of water remediation plants. The Company's business plan is to lease the remediation plants to customers who need a solution for contaminated matter resulting from their business operations.

The Company began its plans on July 14, 2009 after exchanging a majority of its' shares for all the outstanding shares of GMMT Merger, Inc., a company controlled by common stockholders. As a result of the exchange, the Company acquired companies owned by GMMT Merger, Inc. ("Trinity Solutions, Inc." and "Latitude Clean Tech Group, Inc.") with plans to enter wireless live-video technology and the contaminated water remediation business.

Basis of Presentation

The accompanying unaudited consolidated interim financial statements include the accounts of Latitude Solutions, Inc. and its wholly owned subsidiaries, Latitude Clean Tech Group, Inc., Latitude Energy Services, LLC, Trinity Solutions, Inc., Latitude Resource Group, Inc., Latitude Worldwide, LLC, and GMMT Merger, Inc. (collectively the “Company”).  All intercompany balances and transactions have been eliminated in consolidation.

The accompanying unaudited consolidated financial statements were prepared using the liquidation basis of accounting effective June 30, 2012.  The Company has determined that the liquidation basis is appropriate due to the imminent insolvency of the Company as of June 30, 2012.  Accordingly, these  financial  statements do not include all information or notes required by generally  accepted  accounting  principles for annual financial  statements and should be read together with the Company's 2011 Annual Report on Form 10-K.

The preparation of financial statements in conformity with these accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts of expenses during the reported period. Ultimate results could differ from the estimates of management.

In the opinion of management, the unaudited consolidated financial statements included herein contain all adjustments necessary to present fairly the Company's financial position as of June 30, 2012 and the results of its operations and cash flows for the three and six months ended June 30, 2012 and 2011. Such adjustments are of a normal recurring nature.  The results of operations for the three and six months ended June 30, 2012 may not be indicative of results for the full year.

Development Stage Company

As of December 31, 2011, the Company was a development stage company as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915-10, “Development Stage Entities.”  During the first quarter of 2012, the Company commenced operations with the execution of a commercial contract and Management then considered that the Company was no longer deemed to be a development stage company.  The commercial contract that triggered this exiting from the development stage was terminated prior to June 30, 2012.

Liquidation Basis of Accounting

As a result of the termination of the commercial contract along with other factors including a lack of additional or prospective commercial operations, the termination of the Manufacturing Services Agreement between the Company and the major supplier of the Company’s remediation units and imminent insolvency , the Company adopted the liquidation basis of accounting effective June 30, 2012.  This basis of accounting is considered appropriate when, among other things, liquidation of a company is probable and the net realizable values of assets are reasonably determinable.  Under this basis of accounting, assets are valued at their net values and liabilities are stated at their estimated settlement amounts.  The conversion from the going concern to the liquidation basis of accounting required management to make significant estimates and judgments to record assets at estimated net realizable value and liabilities at estimated settlement amounts. These estimates are subject to change based upon the timing of potential sales and further deterioration of the market.

Going Concern Basis of Accounting

The consolidated financial statements for the period of inception to June 30, 2012 were prepared on a going concern basis of accounting, and do not reflect any adjustments related to the uncertainty surrounding the Company’s recurring losses or its increasing accumulated deficit.

The Company had limited revenues and had been incurring losses. These factors raised substantial doubt about the Company’s ability to continue as a going concern. The Company was in the process of deploying its technologies and securing service contracts.  Additionally, management planned to finance the Company’s operations through the issuance of debt and equity securities. However, management could not provide any assurances that the Company will be successful in accomplishing its plan.

The ability of the Company to continue as a going concern was dependent upon its ability to successfully accomplish the plan described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations.  The accompanying financial statements that are presented on the going concern basis of accounting do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Cash and Cash Equivalents

The Company considers all highly liquid instruments, with an initial maturity of three months or less to be cash equivalents.  Cash and cash equivalents are stated at costs and consist of bank deposits and money market funds.

Accounts Receivable

Accounts receivable are stated at the amount management expects to collect from outstanding balances. Management provides for probable uncollectible amounts through a charge to operations and a credit to an allowance for doubtful accounts based on historical experience and management’s assessment of the current status of individual accounts. Balances still outstanding after management has used reasonable collection efforts are written off through a charge to the allowance for doubtful accounts and a credit to accounts receivable.  At June 30, 2012 and December 31, 2011, the Company had an allowance of $48,524 and $48,524, respectively, for accounts receivable deemed as uncollectible.

Property and Equipment

Property and equipment are recorded at net realizable value based on the expected proceeds to be received upon liquidation of the assets.

The cost of maintenance and repairs incurred has been charged to expense in the period incurred.

When items are retired or disposed of, the cost and accumulated depreciation are removed from the accounts and any gain or loss is included in operations.

Intangible Assets

In accordance with ASC 350-25, “Intangibles - Goodwill and Other”, the Company acquired a patent that was being amortized over its useful life of fifteen years. The Company purchased the patent through the issuance of 600,000 shares of common stock with a fair value of $120,000 and a cash payment of $100,000. Additionally, the Company capitalized patent fees of $2,000. The Company's balance of intangible assets on the balance sheet net of accumulated amortization was $0 and $182,140 at June 30, 2012 and December 31, 2011, respectively.  The value of the patent was completely impaired due to questions surrounding the validity of the patent and the ownership of the patent.  Amortization expense, prior to the impairment, related to the intangible assets was $7,400 and $7,400 for the six months ended June 30, 2012 and 2011, respectively.

Long-Lived Assets

The Company’s long-lived assets were reviewed for impairment in accordance with the guidance of ASC 360-10, “Property, Plant, and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.  Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset.  If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value.  Through December 31, 2011, the Company had not experienced impairment losses on its long-lived assets.  As of June 30, 2012, the values of the assets have been recorded based on their net realizable values in the liquidation of the assets, and the Company has recognized an impairment loss for the difference between the net book value of the assets and the net realizable value of the assets.

Equity Investments

The Company followed ASC 323-10, “Investments” to account for investments in entities in which the Company has a 20% to 50% interest or otherwise exercises significant influence. These investments were carried at cost and adjusted for the Company’s proportionate share of undistributed earnings or losses of Investee.

Revenue Recognition and Cost of Revenues

The Company’s leasing and processing revenues pertaining to remediation plants are recognized when there is pervasive evidence of the arrangement, delivery has occurred, the price is fixed and determinable and collectability is reasonably assured.

Leasing and processing revenues include revenues from the leasing of the plants, and a per gallon processing fee. These services are provided to customers ongoing and are billed on a monthly basis and recognized as revenue as the services are provided during the term of the arrangement in accordance with ASC 605-25, “Multiple Element Arrangements.”

Costs of sales consist primarily of repairs and maintenance and depreciation on leased plants and any other related servicing costs.

Net Loss Per Share

The Company follows ASC 260-10, "Earnings Per Share" in calculating the basic and diluted loss per share. The Company computes basic loss per share by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding. Diluted loss per share considers the effect of common equivalent shares.

The Company’s computation of basic and diluted loss per share for the six months ended June 30, 2012 and 2011, respectively, excludes the following potentially dilutive securities because the effect of their inclusion would be anti-dilutive.

	2012	2011

Convertible debt	3,691,261	1,374,461
Stock warrants	31,312,414	25,132,846
	35,003,675	26,507,307

Income Taxes

Income taxes are accounted for under the asset and liability method as stipulated by ASC 740, “Accounting for Income Taxes”.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under ASC 740, the effect on deferred tax assets and liabilities or a change in tax rate is recognized in operations in the period that includes the enactment date.  Deferred tax assets are reduced to estimated amounts to be realized by the use of the valuation allowance.  A valuation allowance is applied when in management’s view it is more likely than not (50%) that such deferred tax will not be utilized.

ASC 740 provides interpretative guidance for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. In the unlikely event that an uncertain tax position exists in which the Company could incur income taxes, the Company would evaluate whether there is a probability that the uncertain tax position taken would be sustained upon examination by the taxing authorities. A liability for uncertain tax positions would then be recorded if the Company determined it is more likely than not that a position would not be sustained upon examination or if a payment would have to be made to a taxing authority and the amount is reasonably estimable.

As of June 30, 2012, the Company does not believe any uncertain tax positions exist that would result in the Company having a liability to the taxing authorities. The Company’s policy is to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of interest expense and general and administrative expense, respectively, in the consolidated statement of operations.  The Company’s tax returns for the years ended 2008 through 2011 are subject to examination by the federal and state tax authorities.

   Fair Value Measurements

The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures.”  ASC 820 defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Valuation techniques used to measure fair value, must maximize the use of observable inputs and minimize the use of unobservable inputs.

This standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value.  The Company’s assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

• Level 1 - Quoted prices in active markets for identical assets or liabilities.

• Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

• Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial Instruments

The Company’s short-term financial instruments consist primarily of cash, accounts receivable, accounts payable and accrued expenses. The carrying amount of debt approximates fair value because current interest rates available to the Company for debt with similar terms and maturities are substantially the same. The other aforementioned financial instruments approximate fair value due to their short-term maturities.

Comprehensive Income

ASC 220, "Comprehensive Income" establishes standards for the reporting and presentation of comprehensive income and its components in the financial statements.  As of June 30, 2012 and December 31, 2011, the Company's accumulated other comprehensive loss of $12,417 and $12,417, respectively, is comprised of the accumulated foreign currency translation adjustments related to the Company's previous equity investment.

   Accounting for Stock-based Compensation

The Company follows ASC 718, “Compensation – Stock Compensation”, in accounting for its stock based compensation.  This standard states that compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period.

The Company accounts for transactions in which services are received in exchange for equity instruments based on the fair value of such services received from non-employees, in accordance with ASC 505-50 “Equity Based Payments to Non-employees."

Common Stock Purchase Warrants

The Company accounts for common stock purchase warrants at fair value in accordance with ASC 815-40 “Derivatives and Hedging.”  The Black-Scholes option pricing valuation method is used to determine fair value of these warrants consistent with ASC 718, “Compensation – Stock Compensation." Use of this method requires that the Company make assumptions regarding stock volatility, dividend yields, expected term of the warrants and risk-free interest rates.

Concentration of Risk

The Company does not have any off-balance-sheet concentrations of credit risk.  The Company expects cash and accounts receivable to be the two assets most likely to subject the Company to concentrations of credit risk. The Company’s policy is to maintain its cash with high credit quality financial institutions to limit its risk of loss exposure. The Company minimizes its accounts receivable credit risk by transacting contractual arrangements with customers that have been subjected to stringent credit evaluations and structuring the contracts in a manner that lessens inherent credit risks.

As of June 30, 2012, the Company maintained its cash in two financial institutions.  The Company’s cash balances at June 30, 2012 and December 31, 2011 were fully insured. The Company has not experienced any losses in its bank accounts through June 30, 2012.

The Company is largely dependent upon two vendors for the manufacturing of its remediation plants and components. These vendors comprise a significant balance of the consolidated accounts payable balance at June 30, 2012.  These two vendors represent balances due of approximately $10,165,000 and $1,103,000 as of June 30, 2012.

Reclassifications

Certain prior year account balances within the financial statements have been reclassified for presentation purposes.

Recently Issued Accounting Pronouncements

In May 2011, the FASB issued a new accounting standard update (ASU No. 2011-04), which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. The Company adopted this standard in the first quarter of 2012 and determined that it does not significantly impact the financial statements and disclosures.

In June 2011, the FASB issued a new accounting standard (ASU No. 2011-05), which eliminates the current option to report other comprehensive income and its components in the statement of stockholders’ equity. Instead, an entity will be required to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. The standard is effective for fiscal years beginning after December 15, 2011. The Company adopted this standard in the first quarter of 2012 and determined that it does not have any impact on the financial statements.

In January 2012, the FASB issued a new accounting standard (ASU No. 2011-11), which modifies the disclosures of offsetting assets and liabilities.  The standard is effective for reporting periods beginning after January 1, 2013. The Company will adopt this standard in the first quarter of 2013 and is currently evaluating its impact on the Company’s financial statements and disclosures.

NOTE 2 - EQUITY INVESTMENT	6 Months Ended
Jun. 30, 2012
Equity Method Investments and Joint Ventures Disclosure [Text Block]
NOTE 2 - EQUITY INVESTMENT

In July 2009, the Company acquired a 50% ownership interest in VideoLatitude Inc., a Canadian Company with plans to enter the wireless live-video technology business.  The remaining 50% of the interest was owned by four Canadian citizens and a Canadian corporation. The Company accounted for this investment under the equity method of accounting.

In December 2011, the Company reached an agreement with the management of VideoLatitude, whereby VideoLatitude’s management agreed to reacquire the Company’s interest in VideoLatitude for $225,000.  As a result of this agreement, the Company recorded an impairment charge of $873,029 to record the investment at the amount received for the interest in February 2012.  During the six months ended June 30, 2011, the Company recognized $746,636 of pro-rata share of losses associated with this investment. The latter amount was reported in other expense in the accompanying 2011 statements of operations.

The Company has not presented the components of the investment as of December 31, 2011 as the investment was adjusted to its net realizable value based upon the agreement for sale reached with VideoLatitude's management December 31, 2011.

VideoLatitude’s functional currency is the Canadian Dollar.  VideoLatitude accounts for currency translation in accordance with ASC 830-10, “Foreign Currency Matters.”  Income and expenses related to its operations are translated at weighted average exchange rates during the year.  Assets and liabilities are translated to US dollars at the exchange rate in effect at the balance sheet date.

NOTE 3 - PREPAID LICENSING FEES	6 Months Ended
Jun. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
NOTE 3 - PREPAID LICENSING FEES

Prepaid licensing fees represents the unamortized costs for the use of certain technology related to water remediation.  In consideration for this technology, the Company issued 500,000 shares of common stock valued at $.20 per share in 2009.  This amount was being amortized over the 15 year term of the licensing agreement, until the liquidation basis of accounting was adopted on June 30, 2012.  The Company's balance of prepaid licensing fees on the balance sheets, net of accumulated amortization, was $0 and $86,667 at June 30, 2012 and December 31, 2011, respectively.  Amortization expense, prior to the recognition of the impairment of the asset, related to these fees was $3,333 and $3,333 for the six months ended June 30, 2012 and 2011, respectively.

NOTE 4 - PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4 – PROPERTY AND EQUIPMENT

At June 30, 2012 and December 31, 2011, property and equipment consisted of the following:

	June 30, 2012	December 31, 2011

Computers	$-	$28,103
Equipment	147,362	319,990
Remediation plants and chambers	390,000	9,688,974
Leasehold improvements	-	195,165
Vehicles	445,553	817,228
	982,915	11,049,460
Less accumulated Depreciation	-	92,902
	$982,915	$10,956,558

The Company's vehicles and a portion of its equipment serve as collateral on notes payable pursuant to the financing agreements mentioned in note 7 to the consolidated financial statements.

Depreciation expense, prior to the recognition of the fair value impairment adjustment, for the six months ended June 30, 2012 and 2011 was $193,720 and $15,664, respectively.

NOTE 5 - RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Jun. 30, 2012
Related Party Transactions Disclosure [Text Block]
NOTE 5 - RELATED PARTY TRANSACTIONS AND BALANCES

In January 2011, the Company purchased a vehicle from an officer. The purchase price of $33,846 was based on the estimated fair value of the vehicle and is included in fixed assets under the vehicles category as shown in Note 4.

NOTE 6 - CONVERTIBLE DEBT	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Text Block]
NOTE 6 - CONVERTIBLE DEBT

At June 30, 2012 and December 31, 2011, the Company had convertible notes payable outstanding of $1,020,384 and $66,261, respectively, net of a discount of $2,670,877 and $0, respectively. These convertible notes matured at various times within six to twelve months from date of issuance, have an interest rate of 7.0% - 10.0% and allow the holder to convert the notes into common stock at a conversion price of $0.50 - $1.00 per share.  As of June 30, 2012, $56,261 of the outstanding debt had become due and was in default and had not been converted.  In connection with the convertible notes issued prior to January 1, 2012, the Company issued warrants expiring five years from date of issuance which allow the holders to purchase shares of common stock at $1.25 per share and issued a share of common stock for every dollar borrowed.  No warrants were issued along with the convertible debt issued during 2012.

NOTE 7- LONG TERM DEBT	6 Months Ended
Jun. 30, 2012
Long-term Debt [Text Block]
NOTE 7- LONG TERM DEBT

Long term debt is comprised of vehicle financing arrangements and a capital lease pertaining to laboratory equipment.  The payment terms of long term debt ranges from one to three years and bears interest at rates ranging from 6.79% to 29.80%.  The following table sets forth the composition of long term debt at June 30, 2012.

2012

Vehicle loans	$146,261
Capital leases	7,023
$153,284

NOTE 8- STOCKHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note Disclosure [Text Block]
NOTE 8- STOCKHOLDERS' EQUITY

Common Stock

For the six months ended June 30, 2012, the Company issued and cancelled common stock as follows:

(a)	8,265,667 shares with 4,132,833 warrants issued for cash pursuant to a private placement stock offering.
(b)	5,000 shares issued for the exercise stock warrants.
(c)	255,229 shares issued pursuant to employment agreements.
(d)	482,500 shares issued pursuant to consulting agreements.
(e)	66,047 shares issued as 401K Safe Harbor match.
(f)	10,350 shares issued as conversion of convertible notes payable.
(g)	2,620,083 shares cancelled in accordance with separation agreements with former officers and directors.

At June 30, 2012, the Company had a liability to issue stock for a value of $330,396.  The balance was comprised of shares to be issued from proceeds received from a private placement offering.  At December 31, 2011, the Company had a liability to issue stock for a value of $451,646.  The balance was comprised of shares to be issued in 2012 from proceeds received from a private placement offering.

NOTE 9 - STOCK PURCHASE WARRANTS	6 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 9 - STOCK PURCHASE WARRANTS

During the six months ended June 30, 2012, the Company issued warrants (each warrant is exercisable into one share of Company restricted common stock) in connection the issuance of stock for cash as discussed in Note 8 and for services rendered by consultants and employees.

A summary of the change in stock purchase warrants for the six months ended June 30, 2012 and 2011 is as follows:

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
1st Quarter – 2012:
Balance, December 31, 2011	27,907,516	1.27	3.75
Warrants issued	3,534,898	1.75	5.15
Warrants exercised	(5,000)	0.50	-
Warrants cancelled	(125,000)	1.25	-
Balance, June 30, 2012	31,312,414	$1.27	3.67

1st Quarter – 2011:
Balance, December 31, 2010	7,348,895	$1.25	3.25
Warrants issued	17,783,951	1.26	3.78
Balance, June 30, 2011	25,132,846	1.25	3.55

The balance of outstanding and exercisable common stock warrants at June 30, 2012 is as follows:

Number of Warrants Outstanding	Exercise Price Range	Remaining Contractual Life (Years)
24,998,850	$1.01 - 1.25	3.25
150,000	$1.26 - 1.50	4.74
5,603,564	$1.51 - 1.75	4.56
500,000	$1.76 - 2.00	4.34
-	$2.01 - 2.25	-
60,000	$2.26 - 2.50	4.38

The fair value of stock purchase warrants granted were calculated using the Black-Scholes option pricing model using the following assumptions:

	Six Months Ended
	June 30, 2012	June 30, 2011
Risk free interest rate	.27% - .37%	.43% - .85%

Expected volatility	201% - 223%	218% - 223%

Expected term of stock warrant in years	2.5	2.5

Expected dividend yield	0%	0%

Average value per warrant	$1.10 - $1.57	$0.16 - $1.92

Expected volatility is based on historical volatility of the Company and other comparable companies. Short Term U.S. Treasury rates were utilized.  The expected term of the options was calculated using the alternative simplified method permitted by SAB 107, which defines the expected life as the average of the contractual term of the options and the weighted average vesting period for all option tranches.  Since trading volumes and the number of unrestricted shares are very small compared to total outstanding shares, the value of the warrants was decreased for lack of marketability.

NOTE 10 - COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Text Block]
NOTE 10 – COMMITMENTS AND CONTINGENCIES

Lease Agreements

The Company has entered into various leases for its offices and other operational facilities.  The leases are for varying periods of time ranging from 1 to 5 year periods of time.

Future minimum lease payments for these leases are as follows:

Year	Amount
2012	$129,896
2013	202,998
2014	128,391
2015	22,041
2016	9,370
$492,696

The Company is in negotiations with the various lessors regarding exiting costs and costs of early termination of the respective leases.

Intellectual Property Agreements

In 2010, the Company entered into a Patented Technology and Services Purchase Agreement upon its acquisition of certain proprietary intellectual properties pertaining to the treatment of water by the use of electro-precipitation. The Company is obligated to pay a five percent royalty on the first $6,000,000 of gross revenues resulting from the use of the technology or on the sale of any equipment using the patented technology transferred to the Company pursuant to this agreement.

Legal Matters

The Company is subject to several legal actions arising during the normal course of business. The Company has and intends to vigorously defend its position in all of them.

On March 19, 2012, a former employee of the Company filed a sexual harassment law suit against the Company and one of the Company's Officers and Directors in the United States District Court for the Southern District of Florida. The Company has investigated and is defending the lawsuit. The Company's insurance coverage may reduce financial exposure to damages, if any, in this action, however, there is no assurance thereof.

On November 11, 2011, a service provider, filed suit against the Company in the Supreme Court of the State of New York, County of Nassau alleging entitlement to 100,000 shares of the common stock of LSI or $350,000. The Company has asserted defenses, including non-performance and had defended the case vigorously.  The service provider has agreed to settle the case for $30,000, however, no settlement agreement has been negotiated and signed.

On September 7, 2012, the Company was sued by its former landlord of its Boca Raton Office space for unpaid rent due on its lease In the Circuit Court of the 17th Judicial District of the State of Florida, Broward County, Florida.  The Company challenged venue and asserted defenses and counterclaims.  The case was transferred to the Circuit Court of the 15th Judicial District of the State of Florida in Palm Beach County and is currently in settlement negotiations.

On October 11, 2012, the Company was sued by one of its suppliers in the District Court of El Paso County, Colorado for monies owed to the supplier in excess of $1.3 million.  The Company disagrees with the claim and intends to defend the case vigorously.  The Company believes the supplier breached its contract and intends to file counter claims against the supplier.   It is also reviewing counter claims against the supplier and others  for certain intellectual property related claims.

It is not feasible to predict the outcome of any such proceedings and LSI cannot assure that their ultimate disposition will not have a materially adverse effect on LSI's business, financial condition, cash flows or results of operations.

The outcome of the lawsuits may affect the ability of the Company to stay in business and the ability of the Company to stay in business due to the problems described above may have an effect on the outcome of such lawsuits.

NOTE 11 - INCOME TAXES	6 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Text Block]
NOTE 11 - INCOME TAXES

A reconciliation of the differences between the effective income tax rate and the statutory federal tax rate for the six months ended June 30, 2012 and 2011 are as follows:

	2012	2011

Tax benefit at U.S. statutory rate	34.00%	34.00%

State taxes, net of federal benefit	3.63	3.63

Change in valuation allowance	(37.63)	(37.63)
	-%	-%

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets at June 30, 2012 and December 31, 2011 consisted of the following:

Deferred Tax Assets	2012	2011
Net Operating Losses Carryforward	$17,134,000	$6,136,000
Depreciation	108,000	35,000
Bad debts	18,000	18,000
Net Non-current Deferred Tax Asset	17,260,000	6,189,000
Valuation Allowance	(17,260,000)	(6,189,000)
Total Net Deferred Tax Asset	$-	$-

As of June 30, 2012, the Company had a net operating loss carry forward for income tax reporting purposes of approximately $17,260,000 that may be offset against future taxable income through 2032.  Current tax laws limit the amount of losses available to be offset against future taxable income when a substantial change in ownership occurs.  Therefore, the amount available to offset future taxable income may be limited.  No tax asset has been reported in the financial statements because the Company believes that there is a 50% or greater chance that short-term profitability will not be attained. Accordingly, the deferred tax assets have been offset by a valuation allowance of the same amount as of June 30, 2012 and December 31, 2011.

NOTE 12 - LINE OF CREDIT	6 Months Ended
Jun. 30, 2012
Short-term Debt [Text Block]
NOTE 12 – LINE OF CREDIT

During the six months ended June 30, 2012, the Company entered into a $5,000,000 revolving accounts receivable based line of credit with a finance company.  The line of credit is for a two year period with one year automatic renewals.  As of June 30, 2012, the Company had drawn $680,000 against the line of credit, and $70,000 remained outstanding.  Subsequent to June 30, 2012, the Company all amounts were repaid and no additional advances were made.

NOTE 13 - SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
Subsequent Events [Text Block]
NOTE 13 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date the financial statements were issued.

In the period subsequent to June 30, 2012 and prior to the issuance of these financial statements, the Company’s Board of Directors has experienced membership changes.  The Company has also had significant changes to its officers.  Since June 30, 2012 the following individuals have resigned from the Board and/or Company:  Matthew Cohen (Board and Chief Financial Officer), John Paul DeJoria (Board), Jeffrey Wohler (Chief Executive Officer), Lynden Rose (Board), Jerry Langdon (Board and Chief Executive Officer).  Since June 30, 2012, the following individuals were added to the Board and/or Company:  Bill Rhea (Board, Chief Executive Officer and Chief Operations Officer), Jeffrey Wohler (Chief Executive Officer), James Smith (Chief Financial Officer), Ken Link (Board).

In September 2012, the Company’s stock was moved from the Over The Counter Bulletin Board to the Pink Sheets.

The Company has moved its corporate office from Boca Raton, Florida to Fort Worth, Texas, and has closed its office in Florida.

Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2012
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

The accompanying unaudited consolidated interim financial statements include the accounts of Latitude Solutions, Inc. and its wholly owned subsidiaries, Latitude Clean Tech Group, Inc., Latitude Energy Services, LLC, Trinity Solutions, Inc., Latitude Resource Group, Inc., Latitude Worldwide, LLC, and GMMT Merger, Inc. (collectively the “Company”).  All intercompany balances and transactions have been eliminated in consolidation.

The accompanying unaudited consolidated financial statements were prepared using the liquidation basis of accounting effective June 30, 2012.  The Company has determined that the liquidation basis is appropriate due to the imminent insolvency of the Company as of June 30, 2012.  Accordingly, these  financial  statements do not include all information or notes required by generally  accepted  accounting  principles for annual financial  statements and should be read together with the Company's 2011 Annual Report on Form 10-K.

The preparation of financial statements in conformity with these accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts of expenses during the reported period. Ultimate results could differ from the estimates of management.

In the opinion of management, the unaudited consolidated financial statements included herein contain all adjustments necessary to present fairly the Company's financial position as of June 30, 2012 and the results of its operations and cash flows for the three and six months ended June 30, 2012 and 2011. Such adjustments are of a normal recurring nature.  The results of operations for the three and six months ended June 30, 2012 may not be indicative of results for the full year.

Development Stage Enterprise General Disclosures [Text Block]
Development Stage Company

As of December 31, 2011, the Company was a development stage company as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915-10, “Development Stage Entities.”  During the first quarter of 2012, the Company commenced operations with the execution of a commercial contract and Management then considered that the Company was no longer deemed to be a development stage company.  The commercial contract that triggered this exiting from the development stage was terminated prior to June 30, 2012.

Business Combinations Policy [Policy Text Block]
Liquidation Basis of Accounting

As a result of the termination of the commercial contract along with other factors including a lack of additional or prospective commercial operations, the termination of the Manufacturing Services Agreement between the Company and the major supplier of the Company’s remediation units and imminent insolvency , the Company adopted the liquidation basis of accounting effective June 30, 2012.  This basis of accounting is considered appropriate when, among other things, liquidation of a company is probable and the net realizable values of assets are reasonably determinable.  Under this basis of accounting, assets are valued at their net values and liabilities are stated at their estimated settlement amounts.  The conversion from the going concern to the liquidation basis of accounting required management to make significant estimates and judgments to record assets at estimated net realizable value and liabilities at estimated settlement amounts. These estimates are subject to change based upon the timing of potential sales and further deterioration of the market

Liquidity Disclosure [Policy Text Block]
Going Concern Basis of Accounting

The consolidated financial statements for the period of inception to June 30, 2012 were prepared on a going concern basis of accounting, and do not reflect any adjustments related to the uncertainty surrounding the Company’s recurring losses or its increasing accumulated deficit.

The Company had limited revenues and had been incurring losses. These factors raised substantial doubt about the Company’s ability to continue as a going concern. The Company was in the process of deploying its technologies and securing service contracts.  Additionally, management planned to finance the Company’s operations through the issuance of debt and equity securities. However, management could not provide any assurances that the Company will be successful in accomplishing its plan.

The ability of the Company to continue as a going concern was dependent upon its ability to successfully accomplish the plan described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations.  The accompanying financial statements that are presented on the going concern basis of accounting do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

The Company considers all highly liquid instruments, with an initial maturity of three months or less to be cash equivalents.  Cash and cash equivalents are stated at costs and consist of bank deposits and money market funds.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts Receivable

Accounts receivable are stated at the amount management expects to collect from outstanding balances. Management provides for probable uncollectible amounts through a charge to operations and a credit to an allowance for doubtful accounts based on historical experience and management’s assessment of the current status of individual accounts. Balances still outstanding after management has used reasonable collection efforts are written off through a charge to the allowance for doubtful accounts and a credit to accounts receivable

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment are recorded at net realizable value based on the expected proceeds to be received upon liquidation of the assets.

The cost of maintenance and repairs incurred has been charged to expense in the period incurred.

When items are retired or disposed of, the cost and accumulated depreciation are removed from the accounts and any gain or loss is included in operations.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Intangible Assets

In accordance with ASC 350-25, “Intangibles - Goodwill and Other”, the Company acquired a patent that was being amortized over its useful life of fifteen years. The Company purchased the patent through the issuance of 600,000 shares of common stock with a fair value of $120,000 and a cash payment of $100,000. Additionally, the Company capitalized patent fees of $2,000. The Company's balance of intangible assets on the balance sheet net of accumulated amortization was $0 and $182,140 at June 30, 2012 and December 31, 2011, respectively.  The value of the patent was completely impaired due to questions surrounding the validity of the patent and the ownership of the patent.  Amortization expense, prior to the impairment, related to the intangible assets was $7,400 and $7,400 for the six months ended June 30, 2012 and 2011, respectively.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-Lived Assets

The Company’s long-lived assets were reviewed for impairment in accordance with the guidance of ASC 360-10, “Property, Plant, and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.  Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset.  If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value.  Through December 31, 2011, the Company had not experienced impairment losses on its long-lived assets.  As of June 30, 2012, the values of the assets have been recorded based on their net realizable values in the liquidation of the assets, and the Company has recognized an impairment loss for the difference between the net book value of the assets and the net realizable value of the assets.

Equity Method Investments, Policy [Policy Text Block]
Equity Investments

The Company followed ASC 323-10, “Investments” to account for investments in entities in which the Company has a 20% to 50% interest or otherwise exercises significant influence. These investments were carried at cost and adjusted for the Company’s proportionate share of undistributed earnings or losses of Investee.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition and Cost of Revenues

The Company’s leasing and processing revenues pertaining to remediation plants are recognized when there is pervasive evidence of the arrangement, delivery has occurred, the price is fixed and determinable and collectability is reasonably assured.

Leasing and processing revenues include revenues from the leasing of the plants, and a per gallon processing fee. These services are provided to customers ongoing and are billed on a monthly basis and recognized as revenue as the services are provided during the term of the arrangement in accordance with ASC 605-25, “Multiple Element Arrangements.”

Costs of sales consist primarily of repairs and maintenance and depreciation on leased plants and any other related servicing costs.

Earnings Per Share, Policy [Policy Text Block]
Net Loss Per Share

The Company follows ASC 260-10, "Earnings Per Share" in calculating the basic and diluted loss per share. The Company computes basic loss per share by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding. Diluted loss per share considers the effect of common equivalent shares

Income Tax, Policy [Policy Text Block]
Income Taxes

Income taxes are accounted for under the asset and liability method as stipulated by ASC 740, “Accounting for Income Taxes”.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under ASC 740, the effect on deferred tax assets and liabilities or a change in tax rate is recognized in operations in the period that includes the enactment date.  Deferred tax assets are reduced to estimated amounts to be realized by the use of the valuation allowance.  A valuation allowance is applied when in management’s view it is more likely than not (50%) that such deferred tax will not be utilized.

ASC 740 provides interpretative guidance for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. In the unlikely event that an uncertain tax position exists in which the Company could incur income taxes, the Company would evaluate whether there is a probability that the uncertain tax position taken would be sustained upon examination by the taxing authorities. A liability for uncertain tax positions would then be recorded if the Company determined it is more likely than not that a position would not be sustained upon examination or if a payment would have to be made to a taxing authority and the amount is reasonably estimable.

As of June 30, 2012, the Company does not believe any uncertain tax positions exist that would result in the Company having a liability to the taxing authorities. The Company’s policy is to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of interest expense and general and administrative expense, respectively, in the consolidated statement of operations.  The Company’s tax returns for the years ended 2008 through 2011 are subject to examination by the federal and state tax authorities.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements

The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures.”  ASC 820 defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Valuation techniques used to measure fair value, must maximize the use of observable inputs and minimize the use of unobservable inputs.

This standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value.  The Company’s assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

• Level 1 - Quoted prices in active markets for identical assets or liabilities.

• Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

• Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Financial Instruments

The Company’s short-term financial instruments consist primarily of cash, accounts receivable, accounts payable and accrued expenses. The carrying amount of debt approximates fair value because current interest rates available to the Company for debt with similar terms and maturities are substantially the same. The other aforementioned financial instruments approximate fair value due to their short-term maturities.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income

ASC 220, "Comprehensive Income" establishes standards for the reporting and presentation of comprehensive income and its components in the financial statements.  As of June 30, 2012 and December 31, 2011, the Company's accumulated other comprehensive loss of $12,417 and $12,417, respectively, is comprised of the accumulated foreign currency translation adjustments related to the Company's previous equity investment.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Accounting for Stock-based Compensation

The Company follows ASC 718, “Compensation – Stock Compensation”, in accounting for its stock based compensation.  This standard states that compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period.

The Company accounts for transactions in which services are received in exchange for equity instruments based on the fair value of such services received from non-employees, in accordance with ASC 505-50 “Equity Based Payments to Non-employees."

Common Stock Purchase Warrants

The Company accounts for common stock purchase warrants at fair value in accordance with ASC 815-40 “Derivatives and Hedging.”  The Black-Scholes option pricing valuation method is used to determine fair value of these warrants consistent with ASC 718, “Compensation – Stock Compensation." Use of this method requires that the Company make assumptions regarding stock volatility, dividend yields, expected term of the warrants and risk-free interest rates.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Risk

The Company does not have any off-balance-sheet concentrations of credit risk.  The Company expects cash and accounts receivable to be the two assets most likely to subject the Company to concentrations of credit risk. The Company’s policy is to maintain its cash with high credit quality financial institutions to limit its risk of loss exposure. The Company minimizes its accounts receivable credit risk by transacting contractual arrangements with customers that have been subjected to stringent credit evaluations and structuring the contracts in a manner that lessens inherent credit risks.

As of June 30, 2012, the Company maintained its cash in two financial institutions.  The Company’s cash balances at June 30, 2012 and December 31, 2011 were fully insured. The Company has not experienced any losses in its bank accounts through June 30, 2012.

The Company is largely dependent upon two vendors for the manufacturing of its remediation plants and components. These vendors comprise a significant balance of the consolidated accounts payable balance at June 30, 2012.  These two vendors represent balances due of approximately $10,165,000 and $1,103,000 as of June 30, 2012.

Reclassification, Policy [Policy Text Block]	Reclassifications Certain prior year account balances within the financial statements have been reclassified for presentation purposes.
New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Pronouncements

In May 2011, the FASB issued a new accounting standard update (ASU No. 2011-04), which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. The Company adopted this standard in the first quarter of 2012 and determined that it does not significantly impact the financial statements and disclosures.

In June 2011, the FASB issued a new accounting standard (ASU No. 2011-05), which eliminates the current option to report other comprehensive income and its components in the statement of stockholders’ equity. Instead, an entity will be required to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. The standard is effective for fiscal years beginning after December 15, 2011. The Company adopted this standard in the first quarter of 2012 and determined that it does not have any impact on the financial statements.

In January 2012, the FASB issued a new accounting standard (ASU No. 2011-11), which modifies the disclosures of offsetting assets and liabilities.  The standard is effective for reporting periods beginning after January 1, 2013. The Company will adopt this standard in the first quarter of 2013 and is currently evaluating its impact on the Company’s financial statements and disclosures.

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The Company’s computation of basic and diluted loss per share for the six months ended June 30, 2012 and 2011, respectively, excludes the following potentially dilutive securities because the effect of their inclusion would be anti-dilutive.

	2012	2011

Convertible debt	3,691,261	1,374,461
Stock warrants	31,312,414	25,132,846
	35,003,675	26,507,307

NOTE 4 - PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Table Text Block]
At June 30, 2012 and December 31, 2011, property and equipment consisted of the following:

	June 30, 2012	December 31, 2011

Computers	$-	$28,103
Equipment	147,362	319,990
Remediation plants and chambers	390,000	9,688,974
Leasehold improvements	-	195,165
Vehicles	445,553	817,228
	982,915	11,049,460
Less accumulated Depreciation	-	92,902
	$982,915	$10,956,558

NOTE 7- LONG TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Debt [Table Text Block]	The following table sets forth the composition of long term debt at June 30, 2012.
2012

Vehicle loans	$146,261
Capital leases	7,023
$153,284

NOTE 9 - STOCK PURCHASE WARRANTS (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
A summary of the change in stock purchase warrants for the six months ended June 30, 2012 and 2011 is as follows:

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
1st Quarter – 2012:
Balance, December 31, 2011	27,907,516	1.27	3.75
Warrants issued	3,534,898	1.75	5.15
Warrants exercised	(5,000)	0.50	-
Warrants cancelled	(125,000)	1.25	-
Balance, June 30, 2012	31,312,414	$1.27	3.67

1st Quarter – 2011:
Balance, December 31, 2010	7,348,895	$1.25	3.25
Warrants issued	17,783,951	1.26	3.78
Balance, June 30, 2011	25,132,846	1.25	3.55

Schedule of Other Share-based Compensation, Activity [Table Text Block]
The balance of outstanding and exercisable common stock warrants at June 30, 2012 is as follows:

Number of Warrants Outstanding	Exercise Price Range	Remaining Contractual Life (Years)
24,998,850	$1.01 - 1.25	3.25
150,000	$1.26 - 1.50	4.74
5,603,564	$1.51 - 1.75	4.56
500,000	$1.76 - 2.00	4.34
-	$2.01 - 2.25	-
60,000	$2.26 - 2.50	4.38

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The fair value of stock purchase warrants granted were calculated using the Black-Scholes option pricing model using the following assumptions:

	Six Months Ended
	June 30, 2012	June 30, 2011
Risk free interest rate	.27% - .37%	.43% - .85%

Expected volatility	201% - 223%	218% - 223%

Expected term of stock warrant in years	2.5	2.5

Expected dividend yield	0%	0%

Average value per warrant	$1.10 - $1.57	$0.16 - $1.92

NOTE 10 - COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments for these leases are as follows:
Year	Amount
2012	$129,896
2013	202,998
2014	128,391
2015	22,041
2016	9,370
$492,696

NOTE 11 - INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the differences between the effective income tax rate and the statutory federal tax rate for the six months ended June 30, 2012 and 2011 are as follows:

	2012	2011

Tax benefit at U.S. statutory rate	34.00%	34.00%

State taxes, net of federal benefit	3.63	3.63

Change in valuation allowance	(37.63)	(37.63)
	-%	-%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effect of temporary differences that give rise to significant portions of the deferred tax assets at June 30, 2012 and December 31, 2011 consisted of the following:

Deferred Tax Assets	2012	2011
Net Operating Losses Carryforward	$17,134,000	$6,136,000
Depreciation	108,000	35,000
Bad debts	18,000	18,000
Net Non-current Deferred Tax Asset	17,260,000	6,189,000
Valuation Allowance	(17,260,000)	(6,189,000)
Total Net Deferred Tax Asset	$-	$-

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2009
Allowance for Doubtful Accounts Receivable (in Dollars)	$ 48,524		$ 48,524
Finite-Lived Intangible Asset, Useful Life	15 years
Stock Issued During Period, Shares, Purchase of Assets (in Shares)	600,000
Stock Issued During Period, Value, Purchase of Assets (in Dollars)	120,000
Payments to Acquire Intangible Assets (in Dollars)	100,000
Finite-Lived Patents, Gross (in Dollars)	2,000
Finite-Lived Intangible Assets, Accumulated Amortization (in Dollars)	0		182,140
Amortization (in Dollars)	7,400	7,400
Equity Method Investment, Ownership Percentage				50.00%
Comprehensive Income (Loss), Net of Tax, Attributable to Parent (in Dollars)	12,417		12,417
Supplier Concentration Risk [Member] | Vendor 1 [Member]
Accounts Payable, Other, Current (in Dollars)	10,165,000
Supplier Concentration Risk [Member] | Vendor 2 [Member]
Accounts Payable, Other, Current (in Dollars)	$ 1,103,000
Supplier Concentration Risk [Member]
Concentration risk, number of vendors	2
Minimum [Member]
Equity Method Investment, Ownership Percentage	20.00%
Maximum [Member]
Equity Method Investment, Ownership Percentage	50.00%

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Schedule of antidilutive securities excluded from computation of earnings per share	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Antidilutive Securities	35,003,675	26,507,307
Convertible Debt Securities [Member]
Antidilutive Securities	3,691,261	1,374,461
Warrant [Member]
Antidilutive Securities	31,312,414	25,132,846

NOTE 2 - EQUITY INVESTMENT (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Equity Method Investment, Ownership Percentage		50.00%
Equity Method Investment, Additional Information		50% of the interest was owned by four Canadian citizens and a Canadian corporation
Equity Method Investment, Net Sales Proceeds	$ 225,000
Equity Method Investment, Other than Temporary Impairment	873,029
Equity Method Investment, Realized Gain (Loss) on Disposal	$ (746,636)

NOTE 3 - PREPAID LICENSING FEES (Detail) (USD $)	6 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Prepaid licensing fees [Member]	Dec. 31, 2011 Prepaid licensing fees [Member]	Dec. 31, 2009 Prepaid licensing fees [Member]
Stock Issued During Period, Shares, Purchase of Assets (in Shares)	600,000					500,000
Share Price (in Dollars per share)				$ 0.2
Finite-Lived Intangible Asset, Useful Life	15 years			15 years
Finite-Lived Intangible Assets, Net			$ 182,140	$ 0	$ 86,667
Amortization	$ 7,400	$ 7,400		$ 3,333	$ 3,333

NOTE 4 - PROPERTY AND EQUIPMENT (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Depreciation	$ 193,720	$ 15,664

NOTE 4 - PROPERTY AND EQUIPMENT (Detail) - Schedule of property, plant, and equipment (USD $)	Jun. 30, 2012	Dec. 31, 2011
Property, plant and equipment, gross	$ 982,915	$ 11,049,460
Less accumulated Depreciation		92,902
	982,915	10,956,558
Computer Equipment [Member]
Property, plant and equipment, gross		28,103
Equipment [Member]
Property, plant and equipment, gross	147,362	319,990
Property, Plant and Equipment, Other Types [Member]
Property, plant and equipment, gross	390,000	9,688,974
Leasehold Improvements [Member]
Property, plant and equipment, gross		195,165
Vehicles [Member]
Property, plant and equipment, gross	$ 445,553	$ 817,228

NOTE 5 - RELATED PARTY TRANSACTIONS AND BALANCES (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Related Party Transaction, Amounts of Transaction	$ 33,846

NOTE 6 - CONVERTIBLE DEBT (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	each warrant is exercisable into one share of Company restricted common stock
Minimum [Member] | Convertible debt [Member]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.5
Maximum [Member] | Convertible debt [Member]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 1
Convertible debt [Member]
Convertible Debt	$ 1,020,384	$ 66,261
Debt Instrument, Unamortized Discount	2,670,877	0
Debt Instrument, Maturity Date, Description	six to twelve months from date of issuance
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	7.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	10.00%
Debt Instrument, Debt Default, Amount	$ 56,261
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	expiring five years from date of issuance
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1.25

NOTE 7- LONG TERM DEBT (Detail) (Vehicle financing arrangements and a capital lease on equipment [Member])	6 Months Ended
Jun. 30, 2012
Vehicle financing arrangements and a capital lease on equipment [Member]
Debt Instrument, Maturity Date, Description	one to three years
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	6.79%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	29.80%

NOTE 7- LONG TERM DEBT (Detail) - Schedule of long-term debt (USD $)	Jun. 30, 2012	Dec. 31, 2011
Long term debt	$ 153,284	$ 175,196
Vehicle loans [Member]
Long term debt	146,261
Capital lease [Member]
Long term debt	$ 7,023

NOTE 8- STOCKHOLDERS' EQUITY (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock Issued During Period, Shares, Issued for Cash	8,265,667
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	4,132,833
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised	5,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	255,229
Stock Issued During Period, Shares, Issued for Services	482,500
Stock Issued During Period, Shares, Other	66,047
Stock Issued During Period, Shares, Conversion of Convertible Securities	10,350
Stock Repurchased and Retired During Period, Shares	2,620,083
Liability to issue stock (in Dollars)	$ 330,396	$ 451,646

NOTE 9 - STOCK PURCHASE WARRANTS (Detail)	6 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	each warrant is exercisable into one share of Company restricted common stock

NOTE 9 - STOCK PURCHASE WARRANTS (Detail) - Schedule of stockholders' equity, warrants (USD $)	6 Months Ended				6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Number of warrants outstanding [Member]	Jun. 30, 2011 Number of warrants outstanding [Member]	Dec. 31, 2009 Number of warrants outstanding [Member]	Jun. 30, 2012 Weighted average exercise price [Member]	Jun. 30, 2011 Weighted average exercise price [Member]	Dec. 31, 2011 Weighted average exercise price [Member]	Dec. 31, 2010 Weighted average exercise price [Member]	Jun. 30, 2012 Weighted average remaining contractual life [Member]	Jun. 30, 2011 Weighted average remaining contractual life [Member]	Dec. 31, 2011 Weighted average remaining contractual life [Member]	Dec. 31, 2010 Weighted average remaining contractual life [Member]
Number of warrants outstanding			27,907,516	7,348,895
Weighted average exercise price (in Dollars per share)					$ 1.27	$ 1.25	$ 1.27	$ 1.25
Weighted average remaining contractual life									3 years 244 days	3 years 200 days	3 years 9 months	3 years 3 months
Number of warrants outstanding, warrants issued	4,132,833	3,534,898	17,783,951
Weighted average exercise price, warrants issued (in Dollars per share)					$ 1.75	$ 1.26
Weighted average remaining contractual life, warrants issued									5 years 54 days	3 years 284 days
Warrants exercised	5,000	(5,000)
Warrants exercised (in Dollars per share)					$ 0.5
Warrants cancelled		(125,000)
Warrants cancelled (in Dollars per share)					$ 1.25
Number of warrants outstanding		31,312,414	25,132,846	7,348,895
Weighted average exercise price (in Dollars per share)					$ 1.27	$ 1.25	$ 1.27	$ 1.25
Weighted average remaining contractual life									3 years 244 days	3 years 200 days	3 years 9 months	3 years 3 months

NOTE 9 - STOCK PURCHASE WARRANTS (Detail) - Schedule of warrants outstanding	6 Months Ended
Jun. 30, 2012
Exercise price range $1.01 - $1.25 [Member]
Number of warrants outstanding	24,998,850
Exercise price range	$1.01 - 1.25
Remaining contractual life	3 years 3 months
Exercise price range $1.26 - $1.50 [Member]
Number of warrants outstanding	150,000
Exercise price range	$1.26 - 1.50
Remaining contractual life	4 years 270 days
Exercise price range $1.51 - $1.75 [Member]
Number of warrants outstanding	5,603,564
Exercise price range	$1.51 - 1.75
Remaining contractual life	4 years 204 days
Exercise price range $1.76 - $2.00 [Member]
Number of warrants outstanding	500,000
Exercise price range	$1.76 - 2.00
Remaining contractual life	4 years 124 days
Exercise price range $2.01 - $2.25 [Member]
Exercise price range	$2.01 - 2.25
Exercise price range $2.26 - $2.50 [Member]
Number of warrants outstanding	60,000
Exercise price range	$2.26 - 2.50
Remaining contractual life	4 years 138 days

NOTE 9 - STOCK PURCHASE WARRANTS (Detail) - Schedule of valuation assumptions	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Risk free interest rate	.27% - .37%	.43% - .85%
Expected volatility	201% - 223%	218% - 223%
Expected term of stock warrant in years	2 years 6 months	2 years 6 months
Expected dividend yield	0.00%	0.00%
Average value per warrant	$1.10 - $1.57	$0.16 - $1.92

NOTE 10 - COMMITMENTS AND CONTINGENCIES (Detail) (USD $)	6 Months Ended	12 Months Ended	3 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Service provider [Member]	Sep. 30, 2012 Supplier [Member]
Description of Lessee Leasing Arrangements, Operating Leases	varying periods of time ranging from 1 to 5 year periods of time
Intellectual property, royalty description	five percent royalty on the first $6,000,000 of gross revenues resulting from the use of the technology or on the sale of any equipment using the patented technology transferred to the Company pursuant to this agreement
Loss Contingency, Damages Sought		100,000 shares of the common stock of LSI or $350,000
Litigation Settlement, Gross (in Dollars)		$ 30,000
Loss Contingency, Damages Sought, Value (in Dollars)			$ 1,300,000

NOTE 10 - COMMITMENTS AND CONTINGENCIES (Detail) - Schedule of future minimum rental payments for operating leases (USD $)	Jun. 30, 2012
2012	$ 129,896
2013	202,998
2014	128,391
2015	22,041
2016	9,370
$ 492,696

NOTE 11 - INCOME TAXES (Detail) (USD $)	Jun. 30, 2012
Operating Loss Carryforwards	$ 17,260,000

NOTE 11 - INCOME TAXES (Detail) - Schedule of effective income tax rate reconciliation (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Tax benefit at U.S. statutory rate	34.00%	34.00%
State taxes, net of federal benefit	3.63%	3.63%
Change in valuation allowance (in Dollars)	$ (37.63)	$ (37.63)
	0.00%	0.00%

NOTE 11 - INCOME TAXES (Detail) - Schedule of deferred tax assets and liabilities (USD $)	Jun. 30, 2012	Dec. 31, 2011
Net Operating Losses Carryforward	$ 17,134,000	$ 6,136,000
Depreciation	108,000	35,000
Bad debts	18,000	18,000
Net Non-current Deferred Tax Asset	17,260,000	6,189,000
Valuation Allowance	(17,260,000)	(6,189,000)
Total Net Deferred Tax Asset	$ 0	$ 0

NOTE 12 - LINE OF CREDIT (Detail) (USD $)	6 Months Ended
Jun. 30, 2012
Line of Credit Facility, Maximum Borrowing Capacity	$ 5,000,000
Line of Credit Facility, Description	two year period with one year automatic renewals
Line of Credit Facility, Maximum Amount Outstanding During Period	680,000
Line of Credit Facility, Amount Outstanding	$ 70,000